FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 6, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007

SHAREHOLDER FEES AND FUND EXPENSES - DIVIDEND GROWTH FUND

EFFECTIVE IMMEDIATELY, THE FEE TABLE FOR THE DIVIDEND GROWTH FUND ON PAGE 60 OF THE PROSPECTUS IN THE SECTION "SHAREHOLDER FEES AND FUNDS EXPENSES--FEE TABLES" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

---------------------------------------------------------------------------------- -------------------------------------------
SHAREHOLDER FEES                                                                           US EQUITY FUNDS (GROWTH)-
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                          FEE TABLE
---------------------------------------------------------------------------------- -------------------------------------------
                                                                                        FIFTH THIRD DIVIDEND GROWTH FUND
---------------------------------------------------------------------------------- -------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                      None
---------------------------------------------------------------------------------- -------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                                           None
---------------------------------------------------------------------------------- -------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                           None
---------------------------------------------------------------------------------- -------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------- -------------------------------------------
MANAGEMENT FEES                                                                                      0.80%
---------------------------------------------------------------------------------- -------------------------------------------
DISTRIBUTION (12B-1) FEES                                                                             None
---------------------------------------------------------------------------------- -------------------------------------------
OTHER EXPENSES                                                                                       0.87%
---------------------------------------------------------------------------------- -------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                                                     -
---------------------------------------------------------------------------------- -------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                 1.67%
---------------------------------------------------------------------------------- -------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                                                              0.94%(2)
---------------------------------------------------------------------------------- -------------------------------------------
NET EXPENSES                                                                                         0.73%
---------------------------------------------------------------------------------- -------------------------------------------

(1)  Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 40-month period in which the expense limitation agreement is in effect. No reimbursement payments will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-STBD-1207